Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies
Commitments and contingencies
NXT has an operating lease commitment on its Calgary office space for a term through April 30, 2015 at a minimum monthly lease payment of $26,138 (including estimated operating costs). As at December 31, 2012, the estimated remaining minimum annual lease commitment is as follows:

for the	total minimum
year ending	lease
December 31	payments

2013	$304,382
2014	304,382
2015	101,461
710,225

Payments for this premises lease were $353,379 for the year ended December 31, 2012 (2011 - $347,130, 2010 - $358,642).

NXT currently does not own any of the aircraft which are used in its' survey operations, but has an annual agreement (which expires in January, 2014) to utilize a minimum annual volume of aircraft charter hours.  The contract has a minimum commitment of $317,000 for 2013.

In 2003 NXT was named as one of several defendants in a statement of claim related to an aircraft crash.  The plaintiffs alleged that all defendants were in breach of an aircraft ferry flight contract and were seeking damages of $450,000, but did not pursue their claim against NXT for over six years.  NXT was not a party to the contract and its position was that the claim was without merit.  The claim against NXT was discontinued in October 2012.